Schedule of Effect of Four Quarters Events (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Selected Quarterly Financial Data [Line Items]
Revenue-Co-brand Agreement modification (Note 2(c))							$ (107)			$ (107)
Integration-related costs	408	60	137	134	170	123	145	79	739	517	171
Termination of maintenance service contract					58					58		104
Labor agreement costs	21	454							475
Aircraft-related charges (gains), net					(2)	(3)	1	(2)	46
Voluntary severance and benefits			76	49					125
Intangible asset impairment	24			6	4				30	4	29
Other special items					19					13	4
Gains on sale of assets and other special charges, net	(14)		(7)	(25)
Total					249	120	39	77	1,323	592	669
Total special items	439	514	206	164
Income tax benefit	(9)			(2)	(2)				(1)	5
Total special items, net of tax	$ 430	$ 514	$ 206	$ 162	$ 247	$ 120	$ 39	$ 77